Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	$ 12,916	$ 12,945
Accrued salaries, bonuses, vacation pay and related taxes	5,568	3,123
Provision for indirect taxes	2,289	2,253
Accrued professional services	1,331	713
VAT payable	12	75
Indirect taxes payables	135	434
Other payables and advances received	6,232	669
Total	28,483	20,212
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	356	277
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 2,149	$ 2,410